SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments in affiliates
Impairment charges on investments	$ 0	$ 0	$ 0
Impairment of long-lived assets
Impairment charges for property, plant and equipment	6,992	1,573	3,665
Assets retirement obligation
Assets Retirement Obligation (ARO) included in solar power systems	7,574	0
Revenue recognition
Inventories relating to unrecognized revenue for solar power products	7,300	7,500	8,200
Performance-based energy incentives recognized	16,100	2,000	1,200
Total lease income recognized related to PPAs	6,100	0	0
Shipping and handling costs
Shipping and handling costs relating to sales	73,008	55,671	33,938
Research and development
Research and development expenses	17,056	12,057	11,685
Advertising expenses
Advertising expenses	$ 5,953	6,581	4,669
Minimum
Revenue recognition
Construction period	6 months
Maximum
Revenue recognition
Construction period	1 year
Toll manufacturing arrangements
Revenue recognition
Revenue recognized	$ 6,764	16,578	13,953
Disposal of solar power projects, option to repurchase
Revenue recognition
Revenue recognized	0
Distributions from the partnership	0
Revenue recognized using the full accrual method	557,132	754,210	211,123
Revenue recognized using the percentage-of-completion method	863	$ 137,726	$ 81,234
Disposal of solar power projects, option to repurchase | Other non-current liabilities
Revenue recognition
Proceeds from buyers	$ 3,200